Other disclosures - Share-based payment schemes - Outstanding restricted stock units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	21,400,000	19,800,000
Outstanding at the end of the year (in shares)	18,900,000	21,400,000	19,800,000
Restricted stock units to employees | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)	3,000,000.0
Long-term share-based incentive programme (Management Board) | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)	600,000
Long-term share-based incentive programme (Management Board) | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)		700,000
Long-term share-based incentive programme (Management Board) | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)			1,000,000.0
Management group below Management Board | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)	3,100,000
Management group below Management Board | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)		3,300,000
Management group below Management Board | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)			3,000,000.0
Restricted stock units to individual employees | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)	300,000
Restricted stock units to individual employees | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)		800,000
Restricted stock units to individual employees | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year (per share)			300,000